DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	aerl
Entity Common Stock, Shares Outstanding	41,177,217
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float		$ 0

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bao Li Gaming [Member]	Dec. 31, 2011 Bao Li Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]
ASSETS
Cash and Cash Equivalents	$ 20,644,296	$ 16,718,565
Accounts Receivable, Net	2,480,961	1,240,142
Markers Receivable	241,706,663	240,131,089
Prepaid Expenses and Other Assets	303,570	292,559
Total Current Assets	265,135,490	258,382,355
Intangible Assets (net of accumulated amortization of $12,553,037 and $5,902,419 at December 31, 2012 and 2011, respectively)	94,451,063	54,983,937
Goodwill	17,037,761	14,992,009
Property and Equipment (net of accumulated depreciation of $14,366 and $1,101 at December 31, 2012 and 2011, respectively)	13,698	26,855
Deferred Offering Costs	807,401	0
Other Assets	21,592	22,158
TOTAL ASSETS	377,467,005	328,407,314
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	34,799,982	46,270,563
Accrued Expenses	14,091,723	16,157,439
Payable-King's Gaming Acquisition-Contingent Purchase Price Obligation	9,000,000	12,057,600	32,294,981		18,000,000	44,550,585
Loan Payable, Shareholders, current	2,214,078	2,641,619
Total Current Liabilities	60,105,783	77,127,221
Loan Payable, Shareholders	60,000,000	60,000,000
Contingent Purchase Price Obligation			32,294,981	0	9,000,000	32,492,985
Total Liabilities	161,400,764	169,620,206
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued 41,177,217 at December 31, 2012 and 38,804,064 at December 31, 2011	4,118	3,881
Additional Paid-in Capital	69,670,922	52,581,098
Retained Earnings	145,828,260	106,308,297
Accumulated Comprehensive Income (Loss)	562,941	(106,168)
Total Shareholders' Equity	216,066,241	158,787,108
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 377,467,005	$ 328,407,314

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accumulated amortization	$ 12,553,037	$ 5,902,419
Accumulated depreciation	$ 14,366	$ 1,101
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	41,177,217	38,804,064

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from VIP Gaming Operations	$ 236,300,623	$ 250,575,452	$ 127,036,361
Expenses
- Commission to Agents	154,569,837	155,968,504	76,607,712
- Selling, General and Administrative Expenses	18,340,972	16,550,387	11,246,938
- Special Rolling Tax	1,815,034	1,993,208	1,042,400
- Amortization of Intangible Assets	6,622,238	5,058,204	843,061
Total Expenses	181,348,081	179,570,303	89,740,111
Operating income including pre-acquisition profit before change in fair value of contingent consideration	54,952,542	71,005,149	37,296,250
Prior Owners' Interest in Pre-Acquisition Profit	0	0	(4,329,385)
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	54,952,542	71,005,149	32,966,865
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming and Bao Li	15,166,700	6,248,361	0
Net Income Attributable to Ordinary Shareholders	70,119,242	77,253,510	32,966,865
Other Comprehensive Income
Foreign Currency - Translation Adjustment	669,109	(64,634)	(41,534)
Total Comprehensive Income	$ 70,788,351	$ 77,188,876	$ 32,925,331
Net Income Per Share
Basic (in dollars per share)	$ 1.66	$ 2.07	$ 2.33
Diluted (in dollars per share)	$ 1.66	$ 2	$ 1.88
Weighted Average Shares Outstanding
Basic (in shares)	42,324,462	37,371,426	14,177,408
Diluted (in shares)	42,324,628	38,691,186	17,571,255

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Owners Equity (Deficit) Pre Acquisition [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2009	[1]	$ 1,035	$ 11,788	$ (30,046)	$ (1,507,929)	$ 0	$ (1,525,152)
Balances (in shares) at Dec. 31, 2009	[1]	10,350,000
Shares effectively issued to former shareholders as part of the recapitalization		220	451,824	0	0	0	452,044
Shares effectively issued to former shareholders as part of the recapitalization (in shares)		2,195,224
Capital contribution by shareholders		0	0	0	1,507,929	0	1,507,929
Ordinary shares issued in May 2010 for cash at $9.50 per share		6	569,994	0	0	0	570,000
Ordinary shares issued in May 2010 for cash at $9.50 per share (in shares)		60,000
Ordinary shares issued for exercise of warrants at $5.00 per share		710	35,478,240	0	0	0	35,478,950
Ordinary shares issued for exercise of warrants at $5.00 per share (in shares)		7,095,790
Ordinary shares issued for cash-less exercise of warrants		134	(134)	0	0	0	0
Ordinary shares issued for cash-less exercise of warrants (in shares)		1,343,050
Cash paid for warrants expired unexercised		0	(40,464)	0	0	0	(40,464)
Ordinary shares issued in acquisition		150	16,109,850	0	0	0	16,110,000
Ordinary shares issued in acquisition (in shares)		1,500,000
Net income (loss)		0	0	32,966,865	0	0	32,966,865
Foreign currency translation adjustment		0	0	0	0	(41,534)	(41,534)
Balances at Dec. 31, 2010		2,255	52,581,098	32,936,819	0	(41,534)	85,478,638
Balances (in shares) at Dec. 31, 2010		22,544,064
Incentive shares issued for 2010 net income target treated as dividend		1,205	0	(1,205)	0	0	0
Incentive shares issued for 2010 net income target treated as dividend (in shares)		12,050,000
Incentive shares issued for filing of 2010 Form 20-F treated as dividend		421	0	(421)	0	0	0
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)		4,210,000
Declared dividend paid		0	0	(3,880,406)	0	0	(3,880,406)
Net income (loss)		0	0	77,253,510	0	0	77,253,510
Foreign currency translation adjustment		0	0	0	0	(64,634)	(64,634)
Balances at Dec. 31, 2011		3,881	52,581,098	106,308,297	0	(106,168)	158,787,108
Balances (in shares) at Dec. 31, 2011		38,804,064
Declared dividend paid		0	0	(12,622,128)	0	0	(12,622,128)
Ordinary shares repurchased and retired		(130)	(4,290,560)	0	0	0	(4,290,690)
Ordinary shares repurchased and retired (in share)		(1,300,247)
Incentive shares issued for AGRL's 2011 net income target treated as dividend		310	17,976,841	(17,977,151)	0	0	0
Incentive shares issued for AGRL's 2011 net income target treated as dividend (in share)		3,103,000
Incentive shares issued for King's Gaming 2011 net income target		52	3,057,548	0	0	0	3,057,600
Incentive shares issued for King's Gaming 2011 net income target (in shares)		520,000
Director shares issued for compensation		5	345,995	0	0	0	346,000
Director shares issued for compensation (in shares)		50,400
Net income (loss)		0	0	70,119,242	0	0	70,119,242
Foreign currency translation adjustment		0	0	0	0	669,109	669,109
Balances at Dec. 31, 2012		$ 4,118	$ 69,670,922	$ 145,828,260	$ 0	$ 562,941	$ 216,066,241
Balances (in shares) at Dec. 31, 2012		41,177,217

[1]	Represents the combined changes in shareholders' equity (deficit) of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
Dec. 31, 2010
Ordinary shares issued (In dollars per share)	$ 9.5
Warrants, Exercise price (In dollars per share)	$ 5

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income Attributable to Ordinary Shareholders including pre-acquisition profit	$ 70,119,242	$ 77,253,510	$ 32,966,865
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	6,622,238	5,058,204	843,061
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming and Bao Li Gaming	(15,166,700)	(6,248,361)	0
Depreciation	13,250	1,101	0
Director shares issued for compensation	200,000	181,000	165,000
Change in assets and liabilities
Accounts Receivable	(1,088,951)	9,557,858	(6,446,270)
Markers Receivable	(639,414)	(119,933,203)	(120,140,393)
Advance to Owner pre-acquisition	0	0	1,547,668
Prepaid Expenses and Other Assets	(9,211)	(161,770)	(127,826)
Lines of Credit Payable	(11,641,406)	34,413,426	9,247,096
Accrued Expenses	(1,980,943)	5,158,744	5,493,314
Net cash provided by (used in) operating activities	46,428,105	5,280,509	(76,451,485)
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(27,956)	0
Net cash used in investing activities	(15,146,032)	(27,956)	(9,028,590)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	(4,290,690)	0	0
Ordinary shares issued for cash	0	0	36,048,950
Dividend paid	(12,622,128)	(3,880,406)	0
Redemption of warrants for cash	0	0	(40,464)
Payment of deferred offering costs	(806,745)	0	0
Proceeds from merger	0	0	452,044
Repayment of shareholder loans	(671,071)	0	0
Proceeds from shareholder loans	0	1,574,644	62,549,192
Net cash (used in) provided by financing activities	(27,390,634)	(2,305,762)	99,009,722
Net increase in cash and cash equivalents	3,891,439	2,946,791	13,529,647
Effect of foreign currency translation on cash	34,292	(71,848)	(7,172)
Cash and cash equivalents at beginning of period	16,718,565	13,843,622	321,147
Cash and cash equivalents at end of period	20,644,296	16,718,565	13,843,622
Non-cash Investing Activities
Ordinary shares issued for acquisition	0	0	16,110,000
Estimated contingent purchase price	48,007,120
Non-cash Financing Activities
Incentive shares issued for 2011 net income target	17,977,151	0	0
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	3,057,600	0	0
Notes issued for shareholder loans	0	60,000,000	0
Capital contributed by shareholders offset to Shareholder loans payable	0	0	1,507,929
Bao Li Gaming [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	(15,146,032)	0	0
Non-cash Investing Activities
Estimated contingent purchase price	32,294,981	0	0
Kings Gaming [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	0	0	(9,028,590)
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for King's Gaming acquisition	(9,000,000)	0	0
Non-cash Investing Activities
Estimated payable for King's acquisition	0	0	50,857,564
Estimated contingent purchase price	$ 75,973,890

Organization and Business of Companies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1 – Organization and Business of Companies

 Asia Entertainment & Resources Ltd. (formerly CS China Acquisition Corp.) ("AERL" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”).

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of AERL, as discussed in Note 9.  The operations of AGRL's Promoter Companies are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP gaming rooms located in hotels and casinos in Macau.

The acquisition was accounted for as a “reverse merger” and recapitalization since the shareholder of AGRL (i) owns a majority of the outstanding ordinary shares of AERL, par value $0.0001 (the “Ordinary Shares”) immediately following the completion of the transaction, and (ii) has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity immediately following the completion of the transaction. The assets and liabilities and the historical operations that are reflected in the financial statements are those of AGRL and its VIP gaming promoters (sometimes referred to as the “Promoter Companies”) and are recorded at the historical cost basis of AGRL and the VIP gaming promoters. AERL’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of AGRL, its subsidiaries and the Promoter Companies subsequent to the acquisition.

AERL, its subsidiaries (including AGRL) and the Promoter Companies are collectively referred to as the "Group".

Upon the closing of the acquisition of AGRL by AERL, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promoter Companies through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profits derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 10.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Jubilee Dynasty Limited ("Jubilee Dynasty"), a subsidiary of AGRL, was incorporated on May 18, 2012.  The main asset of Jubilee Dynasty is the right to 100% of the profit derived by Bao Li Gaming Promotion Limited (“Bao Li” or “Bao Li Gaming”) from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau, pursuant to a profit interest agreement between Jubilee Dynasty and Bao Li effective September 1, 2012.

On September 5, 2012, the Company entered into an agreement to acquire the right to 100% of the profits derived by Bao Li Gaming from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau as discussed in Note 11.

Currently, Macau laws do not allow corporate entities, such as AERL, to directly operate a gaming promotion business in Macau.   Consequently, AERL’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and for AGRL to exercise effective control over the Promoter Companies.

Management’s determination of the appropriate accounting method with respect to the AGRL variable interest entities is based on Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 810 “Consolidation of Variable Interest Entities". AGRL consolidates the VIEs because the equity investors in the Promoter Companies do not have the characteristics of a controlling financial interest and AERL through AGRL is the primary beneficiary and will disclose significant variable interests in VIEs of which it is not the primary beneficiary, if any.

In accordance with FASB ASC Topic 810 "Consolidations", the operations of the Promoter Companies are consolidated with those of AERL for all periods subsequent to the closing of the acquisition of AGRL by AERL. Prior to the closing of the acquisitions, all revenue and expenses of the Promoter Companies has been attributed to the former beneficiaries of the VIEs and has been disclosed as the prior owners' interest in pre-acquisition profit and has reduced income available to the ordinary shareholders.

VIP Gaming Promoter Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Heng be compensated based upon a mutually agreed upon percentage of the win/losses of the VIP gaming room.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement automatically renews annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that King’s Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Lung be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Bao Li’s Gaming Promoter Agreement was entered into on February 7, 2011 between Melco Crown Gaming (Macau) Limited and Bao Li Gaming which allowed for it to be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement automatically renews annually. As a matter of convenience and to maintain flexibility in remuneration methods, the Company also entered into an agreement with Melco Crown Gaming (Macau) Limited to share in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Company. Either the Promoter or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement. Effective September 1, 2012, both parties agreed to change to the revenue sharing model Bao Li Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Iao Pou’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 22, 2009 entered into between MGM Grand Hotel and Casino in Macau and Iao Pou allows for the sharing of profits as a Gaming Promoter of Iao Kun VIP Room in the MGM Grand Hotel and Casino in Macau for the period from June 22, 2009 to March 31, 2010. A new agreement was entered into on November 9, 2009 and was automatically renewed on January 1 for a one year period.  The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its other VIP gaming rooms and the Agreement was terminated.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 — Summary of Significant Accounting Policies

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming and Bao Li Gaming acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements (“model”). Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 49% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming patrons without charge and is included in gross revenues and then deducted as promotional allowances incurred.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of the rolling chip turnover regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of the rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of the rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP gaming room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements were also based on 1.25% of the rolling chip turnover.  Management believed that this change in the revenue structure had reduced the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues were based only on the amount of the rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $18,149,348,000, $19,931,385,000 and $ 10,423,462,000 during the years ended December 31, 2012, 2011 and 2010, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a model. The decision to change from the fixed commission model to the model, was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a new program for junket agents that provide their own credit to gaming patrons, allowing the junket agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins. Win rate was 3.03% and 2.77% during the years ended December 31, 2012 and 2011 respectively.

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of December 31, 2012 and 2011, markers receivable amounted to $241,706,663 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2012	% of total markers receivable	December 31, 2011	% of total markers receivable
PRC
0-30 days	$40,749,342		$37,987,405
31-60 days	28,065,490		8,791,929
61-90 days	26,651,442		-
Greater than 90 days	4,012,489		-
Total	$99,478,763	41%	$46,779,334	19%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition of AGRL by AERL, Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms. The guarantees by Messrs. Lam and Vong do not cover markers receivable attributable to the junket agent networks of Mr, Mok or Mr. Lou, as described below. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Group’s existing and future VIP gaming rooms. Upon the acquisition of Bao Li Gaming, Mr. Lou guaranteed the collection of all markers receivable attributable to Mr. Lou and his network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Therefore, as of December 31, 2012, and 2011, management believes that an allowance for uncollectible markers receivable is not necessary.

Deferred Offering Cost

Deferred offering costs, consisting of legal, accounting and filing fees relating to a proposed offering of Ordinary Shares on the Hong Kong Stock Exchange have been capitalized. The deferred offering costs will be offset against offering proceeds in the event the offering is successful. In the event the offering is unsuccessful or is abandoned, the deferred offering costs will be expensed.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit  payable, accrued expenses, and loan payable to shareholders the carrying values of these financial instruments, other than long-term loan payable to shareholders, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payables-King’s Gaming and Bao Li acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the current year.

Contingent	Fair Value	Valuation
Consideration	at 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.05 - $3.09

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the King’s Gaming and Bao Li Gaming acquisitions are the forecasted performance results of the operations of King’s Gaming and Bao Li Gaming and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

With the adoption of ASU 2011-04, there were no changes in valuation technique and related inputs resulting from the adoption of the new requirements.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2012	2011	2010
Numerator:
Net income for basic and diluted earnings per share	$70,119,242	$77,253,510	$32,966,865
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	913,194	3,012,500
- Weighted-average Director shares issued/ issuable	166	82	56
- Weighted average Unit Purchase Option	-	406,484	381,291
Denominator for diluted earnings per share	42,324,628	38,691,186	17,571,255
Basic earnings per share	$1.66	$2.07	$2.33
Diluted earnings per share	$1.66	$2.00	$1.88

During the fourth quarter of 2010, contingent Ordinary Shares of 12,050,000 for the AGRL 2010 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011 and have been included in the dilutive earnings per share based on the weighted average shares since the 4th quarter of 2010.

During the fourth quarter of 2011, contingent Ordinary Shares of 2,573,000 and 530,000 for the AGRL 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011. During the fourth quarter of 2011, contingent Ordinary Shares of 500,000 and 20,000 for the King’s Gaming 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011.

4,210,000 Ordinary Shares were to be issued within 30 days of the Company filing its Form 20-F for 2010 (filed on May 6, 2011) and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued for AGRL’s results in 2012. King’s Gaming did not meet its 2012 Gross Profit Target to exceed $7,380,000 and no incentive shares were issued.

In 2011, the Company decided that a portion of the Directors fees would be paid in Ordinary Shares. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy the Company’s obligations for 2011 and 2010 and have been included in basic and diluted earnings per share based on the weighted average shares for the years ended December 31, 2012, 2011 and 2010. A liability of approximately $209,000 and $346,000 is included in accrued expenses at December 31, 2012 and 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3.3 to 5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

 Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit . An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2012 and 2011, the Group incurred advertising costs of $158,436 and $100,196. The Group did not incur advertising or marketing expenses during the year ended December 31, 2010.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of December 31, 2012 and 2011, the Company has reserved a total of 60,610 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency

The reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AERL and AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2012	December 31, 2011	December 31, 2010
Period end HK$:US$ exchange rate	$7.75	$7.78	$7.77
Average annual HK$:US$ exchange rate	$7.76	$7.78	$7.77

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Taxes

Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As VIP gaming promoters, Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are subject to a tax on the amount of nonnegotiable chips wagered by gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as a cost of revenues.

Doowell and Champion Lion are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes. Doowell and Champion Lion are not subject to Korean Income tax because all promotion services are performed outside Korea. No provision for Korean Income tax has been made.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012 and 2011, there were no amounts that had been accrued with respect to uncertain tax positions.

Reclassifications

Certain reclassifications were made to prior years’ amounts to conform to the current period presentation. None of the reclassifications affected the net income of the prior years.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable Net [Text Block]

Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2012	2011

Gaming revenues receivable	$2,480,961	$1,240,142

As of December 31, 2012 and December 31, 2011, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at December 31, 2012 were 32%, 26% and 42% of total receivables.  The accounts receivable from the three casinos at December 31, 2011 were 77%, 20% and 3% of total receivables.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of December 31, 2012 and 2011 consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:

Bad Debt Guarantee	$366,689	$122,381	$(97,044)	$-	$1,253	$393,279
Non-Compete Agreement	715,419	723,484	(89,542)	-	3,226	1,352,587
Profit Interest Agreement	53,901,829	45,016,159	(6,435,652)	-	222,861	92,705,197

Total amortized intangible assets	$54,983,937	$45,862,024	$(6,622,238)	$-	$227,340	$94,451,063

Goodwill	$14,992,009	$1,986,550	$-	$-	$59,202	$17,037,761

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2011	Additions	Expense	Charge	Translation	2011
Amortized intangible assets:

Bad Debt Guarantee	$451,991	$-	$(84,781)	$-	$(521)	$366,689
Non-Compete Agreement	781,450	-	(65,146)	-	(886)	715,418
Profit Interest Agreement	58,876,866	-	(4,908,277)	-	(66,759)	53,901,830

Total amortized intangible assets	$60,110,307	$-	$(5,058,204)	$-	$(68,166)	$54,983,937

Goodwill	$15,008,424	$-	$-	$-	$(16,415)	$14,992,009

Amortization expense for the years ended December 31, 2012 and 2011 were $6,622,238 and $5,058,204, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013	$9,744,478
2014	9,744,478
2015	9,744,478
2016	9,651,265
2017	9,623,015
Thereafter	45,943,349
$94,451,063

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2012	2011

Office Equipment	$1,507	$1,502
Furniture and Fixtures	4,417	4,400
Leasehold Improvements	22,140	22,054
	28,064	27,956
Less: Accumulated Depreciation	(14,366)	(1,101)
	$13,698	$26,855

Depreciation expense was $13,250 and $1,101 for the years ended December 31, 2012 and 2011. There was no depreciation expense in prior years.

Lines of Credit Payable	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Line Of Credit Payable [Text Block]

Note 6 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2012	2011

Due to Casino Operators (A)	$34,799,982	$35,989,109
Due to Others (B)	-	10,281,454
	$34,799,982	$46,270,563

(A) Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King's Gaming (other amounts payable) and Bao Li Gaming (as of December 31, 2012) and are interest free and renewable monthly.

The Casino Operators have extended lines of credit totaling approximately $59,349,000 and $55,263,000 as of December 31, 2012 and 2011, respectively.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The line of credit for Bao Li Gaming is guaranteed by Mr. Lou and is secured by his personal check.

(B) Due to Others is a temporary advance from Mr. Lou, who was considered an unrelated third party in 2011. The amount is unsecured and interest free and was repaid on January 1, 2012.

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2012	2011

Commission payable-Junket Agents	$12,314,860	$14,545,733
Management fee payable-related party (Note 13)	567,684	462,665
Management and Directors' compensation	502,437	720,131
Others	706,742	428,910

	$14,091,723	$16,157,439

Loans Payable, Shareholders	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8 — Loans Payable, Shareholders

On February 2, 2010, AGRL entered in to an agreement with Messrs. Lam and Vong to provide funding for working capital and to advance funds to the Promoter Companies.  Pursuant to the agreement, the loans will be in an amount not less than $19,300,000 on and after February 2, 2010 (the date of the acquisition of AGRL by AERL), not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. This funding commitment terminates at the end of the fiscal quarter that AGRL’s working capital is not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  If at any time the balance exceeds the minimum requirement, Messrs. Lam and Vong may request repayment for the excess amount. As of December 31, 2012 and 2011, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $62,214,078 and $62,641,619, respectively.  Messrs. Lam and Vong also guarantee to AGRL the repayment of the loans made by AGRL to the Promoter Companies.  Any amounts due to AGRL pursuant to the guaranty provided by Messrs. Lam and Vong may, at AGRL's election, be offset against amounts owing Messrs. Lam and Vong by AGRL pursuant to the agreement.

On April 18, 2011, the terms of the loan agreement were amended and the loan amount totaling $60,000,000 ($30,000,000 each to Messrs. Lam and Vong) was fixed, non-interest bearing and due on April 18, 2014.  Therefore, this portion of the loan amount as of December 31, 2012 and 2011 has been classified as a long term liability.  In conjunction with the loan amendment, the loans are convertible at the option of the lenders at a rate of $20 per Ordinary Share or an aggregate of 3,000,000 Ordinary Shares.  Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.

Acquisition of AGRL	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 9 — Acquisition of AGRL

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with AGRL and Spring Fortune that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement and AGRL became a wholly owned subsidiary of AERL.

The amendment dated April 18, 2011 increased the amount of the incentive targets from $49,500,000 to $65,000,000 for the year ended December 31, 2011 and from $58,000,000 to $78,000,000 for the year ended December 31, 2012 to receive 2,573,000 incentive shares for each year.  Additionally, the additional incentive target to earn 530,000 Ordinary Shares in 2011 and 2012 was increased from $75,000,000 to $78,000,000 and from $82,500,000 to $94,000,000, respectively.

Additionally, on April 18, 2011, members of management who are also designees of Spring Fortune with respect to ordinary shares issued in connection with the acquisition of AGRL, and were designees of the ordinary shares issued to Spring Fortune upon the filing of the Company's Annual Report on Form 20-F for 2010, entered into lock-up agreements pursuant to which such members of management would be restricted from transferring ordinary shares of the Company. 20% of such shares are released from lock-up each year beginning one year after the execution of the agreement. The following persons and entities had entered into lock-up agreements: Mr. Lam with respect to 2,940,000 ordinary shares, Mr. Vong with respect to 3,940,000 ordinary shares; Legend Global International Limited (whose ordinary shares are deemed to be beneficially owned by Leong Siak Hung, chief executive officer and director) with respect to 16,000 ordinary shares; and Lam Chou In with respect to 2,860,000 ordinary shares. This is an aggregate of 9,756,000 ordinary shares, or 60% of the 16,260,000 ordinary shares issued subsequent to the filing of the Group's Annual Report on Form 20-F for 2010.

The acquisition of AGRL by AERL has been accounted for as a “reverse merger” and recapitalization since Spring Fortune, the former shareholder of AGRL, became the owner of  a majority of the outstanding Ordinary Shares of AERL immediately following the completion of the transaction and has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity, Accordingly, AGRL was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of AGRL. AERL’s assets, liabilities and results of operations were consolidated with the assets, liabilities and results of operations of AGRL after consummation of the acquisition.  For periods after the consummation of the acquisition, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of AGRL and the Promoter Companies and are recorded at their historical cost basis.

Upon closing, AERL acquired all the outstanding capital stock of AGRL from Spring Fortune for a total consideration of 10,350,000 Ordinary Shares of AERL issued to Spring Fortune and its designees and an additional 4,210,000 Ordinary Shares issued upon the filing of AERL’s annual report on Form 20-F for the 2010 fiscal year.  In addition, Spring Fortune is entitled to receive additional Ordinary Shares of AERL stock for each of the years 2010, 2011 and 2012 in which AGRL, through the Promoter Companies, meets or exceeds the following net after tax income targets specified for such year in the Agreement (the “Incentive Targets”) as amended:

Year	Incentive Target	Incentive Shares
2010	$41,800,000 and above	12,050,000
2011	$65,000,000 and above	2,573,000
2012	$78,000,000 and above	2,573,000

As of December 31, 2012, the maximum number of incentive shares that Spring Fortune could have received for achieving Incentive Targets was 17,196,000 (including 12,050,000 earned in 2010). Also, for each of the years 2011 and 2012, AERL may issue an additional 530,000 Ordinary Shares if AGRL has adjusted net income equal to, or greater than, $78 million, and $94 million, respectively, which would amount to an additional 1,060,000 Ordinary Shares to Spring Fortune if all of such targets are achieved.  However, if for any fiscal year through the fiscal year ending December 31, 2012, (i) at the end of any fiscal quarter during such fiscal year, AGRL does not have at least $10,000,000 in cash and cash equivalents (including redeemable chips and receivables from casinos with respect to operations during such fiscal quarter that are received within five (5) days after the end of such fiscal quarter) and (ii) based on the audited financial statements for such fiscal year, positive cash flow from operations, as determined in accordance with U.S. GAAP, Spring Fortune shall not be entitled to receive one-half of the incentive shares it would otherwise be entitled to receive with respect to such fiscal year.  Total incentive shares and additional earnout shares potentially issuable pursuant to the above targets are 18,256,000 (including 12,050,000 earned in 2010).

AGRL achieved the performance target for the year ended December 31, 2010 of net after tax income in excess of $41,800,000 as calculated under US GAAP, pursuant to the Agreement, and 12,050,000 ordinary shares were issued subsequent to the filing of the 2010 annual report on Form 20-F.

AGRL achieved the performance target for the year ended December 31, 2011 of $65,000,000 to earn 2,573,000 Ordinary Shares and the additional incentive target of $78,000,000 to earn 530,000 Ordinary Shares in 2011 pursuant to the Agreement. The shares were issued subsequent to the filing of the 2011 annual report on Form 20-F. The issuance is treated similar to a stock dividend and resulted in an increase to Ordinary Shares and Additional Paid in Capital totaling $17,977,151 and a decrease to Retained Earnings of $17,977,151.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued.

Additionally, the Company issued 4,210,000 shares as a result of the filing of Form 20-F for the fiscal year ended December 31, 2010 in May of 2011.  The shares are considered to be issued as part of the merger and therefore have been treated as issued for no additional cost or compensation.  The issuance is treated as an increase to Ordinary Shares and a decrease to Retained Earnings of $421 to reflect the par value of the Ordinary Shares.  The Company considered indicators to determine if the contingent payments as a result of the reverse merger between AGRL and AERL constituted a form of additional compensation to/or profit sharing with the sellers and concluded they are not to be treated as additional compensation or profit sharing.

Acquisition of King's Gaming Promotion Limited	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]

Note 10—Acquisition of King’s Gaming Promotion Limited

On November 10, 2010, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Purchase Agreement”) with Mr. Mok  and Mr. Wong (together, the “Seller”), to acquire the right to 100% of the profit interest derived by King’s Gaming, effective November 1, 2010, from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau for an aggregate amount of (i) up to US$36,000,000, of which US$9,000,000 was paid at the closing, and (ii) 1,500,000 Ordinary Shares of the Company (the “Purchase Price”) issued at the closing. The balance of US$27,000,000 of the Purchase Price will be maintained as working capital at the cage of King’s Gaming   (and shall be the sole property of the Company until paid to the Seller in accordance with the terms of the Purchase Agreement) and shall be paid to the Seller in installments of US$9,000,000 (each, an “Installment Payment”), subject to meeting a minimum Gross Profit (as defined below) requirement equal to US$6,150,000 (the “Minimum Gross Profit Requirement”) for each of the three fiscal years following the closing date commencing with fiscal year 2011, which shall be evidenced by the management prepared financial statements of King’s Gaming approved by the Audit Committee of the Company.  In the event King’s Gaming fails to achieve the Minimum Gross Profit Requirement in any of the three fiscal years following the closing date, the Installment Payment shall be reduced by an amount equal to the product of (x) US$9,000,000 and (y) the quotient obtained by dividing (A) the actual Gross Profit for such year, by (B) the Minimum Gross Profit Requirement.

For purposes of the Purchase Agreement, “Gross Profit” means 1.25% of the rolling chip turnover (which means the amount of nonredeemable chips that the Seller’s network of junket agents purchase from King’s Gaming and the Company’s VIP gaming rooms) attributable to the Seller’s network of junket agents at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms, after deducting commissions and fees paid to the Seller’s network of junket agents and a fixed management fee of $77,500 per month unless otherwise agreed by the parties. Revenues from VIP gaming rooms not employing a flat percentage of rolling chip turnover may not account for more than 30% of the rolling chip turnover and to the extent that revenues from such VIP gaming rooms account for more than 30% of the rolling chip turnover, such excess amount shall not be deemed Gross Profit for purposes of the Purchase Agreement.

In addition, as more fully set forth below, the Company is required to issue to the Seller (i) up to an aggregate of 1,500,000 (500,000 annually) Ordinary Shares in the event certain Gross Profit targets are achieved for each of the three years following the closing date (the “Earnout Shares”), (ii) up to an aggregate of 700,000 (100,000 annually) Ordinary Shares in the event certain Gross Profit targets are achieved for each of the seven years following the third anniversary of the closing date (the “Incentive Shares”), and (iii) additional Ordinary Shares in the event the Gross Profit targets for each of the ten years following the closing date are exceeded by at least US$1,000,000 (the “Additional Incentive Shares”). For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares are required to be issued. The Seller is not entitled to any Additional Incentive Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
		Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

For the year ended December 31, 2011, Incentive Shares of 500,000 were earned since King’s Gaming met its 2011 Gross Profit Target, exceeding $6,150,000, and earned 20,000 additional incentive shares by exceeding its Gross Profit Target by over $2,000,000.

King’s Gaming did not meet its 2012 Gross Profit Target and no incentive shares will be issued.

 Additionally, Mr. Mok has agreed to provide a personal guaranty, for so long as he is employed by the Company or King’s Gaming providing for the guaranty of all obligations of King’s Gaming and the Seller pursuant to the Purchase Agreement, including, but not limited to any bad debts the Seller network of junket agents may have incurred or may incur in the future.

As of December 31, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $50,857,564 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the Gross Profit targets at December 31, 2010. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted gross profits are achieved over the earn-out period. Actual achievement of gross profit range for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate.  During the years ended December 31, 2012 and 2011, the Company recognized gains of $14,612,297 and $6,248,361, respectively due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  Fluctuations in the market value of the Company's ordinary shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2011	$50,857,564
Change in Fair Value of Contingent Consideration	(6,248,361)
Foreign Currency Translation Adjustment	(58,618)
Contingent Consideration as of December 31, 2011	$44,550,585
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	(3,057,600)
Change in Fair Value of Contingent Consideration	(14,612,297)
Foreign Currency Translation Adjustment	119,312
Contingent Consideration Payable as of December 31, 2012	$18,000,000

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the Venetian Hotel and Casino on Cotai in Macau. Additional factors include the synergies between the operations of King's Gaming and the operations of Sang Heng, Sang Lung and Bao Li, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at either a high end luxury Cotai location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2013*	$9,000,000
2014	9,000,000
Thereafter	-
$18,000,000

*Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.

The operations of King’s Gaming have been included in the results of operations of the Company from November 1, 2010 the date for such inclusion per the acquisition agreement dated November 10, 2010. The acquisition has been accounted for using the acquisition method of accounting and accordingly, the aggregate consideration has been allocated based on estimated fair values as of the acquisition date.

Management determined that the acquisition of the operations of King’s from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau would allow the Company to rapidly expand its operations to the Cotai area of Macau and appeal to a wider number of gaming patrons. Prior to the acquisition, the Company's operations were only located in downtown Macau. Additionally, the acquisition of King's brought an additional network of junket agents that may increase revenues at the Company's other VIP gaming rooms.

The following is a summary of revenues, expenses and net income of King’s since the effective acquisition date (November 1, 2010) included in the consolidated results of operations for the Company during the year ended December 31, 2010:

Revenues	$4,641,331
Expenses	3,240,158
Net Income Attributable To King’s	$1,401,173

Transaction costs for the acquisition of King's Gaming charged to operations in 2010 were $241,730.

The following unaudited, pro forma consolidated and combined statements of operations have been prepared assuming that the acquisition of King's occurred on January 1 of each year presented.

	Pro Forma Consolidated	Pro Forma Combined	Pro Forma Combined
	For the Year Ended	For the Year	For the Year
	Ended December 31, 2010	Ended December 31, 2009	Ended December 31, 2008

Revenues	$145,392,594	$73,291,510	$55,684,509
Expenses	106,176,729	59,517,603	39,020,641

Pro Forma Net Income Attributable
To Ordinary Shareholders	$39,215,865	$13,773,907	$16,663,868

Pro Forma Net Income Per Share
Basic	$2.53	$1.16	$1.41
Diluted	$2.08	$1.16	$1.41

Weighted average shares outstanding
Basic	15,488,367	11,850,000	11,850,000
Diluted	18,882,214	11,850,000	11,850,000

Acquisition of Bao Li Gaming Promotion Limited	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]

Note 11—Acquisition of Bao Li Gaming Promotion Limited

On September 12, 2012, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Purchase Agreement”) with Mr. Lou  and Mr. Lei (together, the “Seller”), to acquire the right to 100% of the profit derived by Bao Li Gaming, effective September 1, 2012, from the promotion of the VIP gaming room at the City of Dreams Hotel and Casino in Macau for an aggregate amount of $15,000,000, of which $7,500,000 was paid upon the satisfaction of all conditions to closing and $7,500,000 paid at the closing (the “Purchase Price”). Additionally, the Company reimbursed the Seller approximately $146,026 for cash and incentive receivables acquired.

For purposes of the Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Seller’s network of junket agents purchases from Bao Li Gaming’s and the Company’s VIP gaming rooms attributable to the Seller’s network of junket agents at Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to issue to the Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000, (the “Incremental Earnout Payment”).  For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares.  The Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Seller will not be entitled to receive any earnout payments.

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Rolling Chip Turnover Target			Incremental
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Additionally, Mr. Lou and Mr. Lei have agreed to provide personal guarantees, through December 31, 2015 providing for the guaranty of all obligations of Bao Li Gaming and the Seller pursuant to the Purchase Agreement, including, but not limited to any bad debts the Seller network of junket agents may have incurred or may incur in the future.

As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $32,294,981 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at December 31, 2012. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. Actual achievement of rolling chip turnover targets for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the year ended December 31, 2012, the Company recognized gains of $554,403 due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  Fluctuations in the market value of the Company's ordinary shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of September 12, 2012	$32,861,094
Change in Fair Value of Contingent Consideration	(554,403)
Foreign Currency Translation Adjustment	(11,710)
Contingent Consideration Payable as of December 31, 2012	$32,294,981

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the City of Dreams Hotel and Casino in Macau . Additional factors include the synergies between the operations of Bao Li Gaming and the operations of Sang Heng, Sang Lung, and King’s Gaming, including the expanded network of junket agents and the ability to offer higher tier gaming patrons the opportunity to play at another high end luxury Cotai location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2013	$-
2014	15,453,972
2015	16,841,009
$32,294,981

The operations of Bao Li Gaming acquired assets have been included in the results of operations of the Company from September 1, 2012, the date for such inclusion per the acquisition agreement dated September 5, 2012. The acquisition has been accounted for using the acquisition method of accounting and accordingly, the aggregate consideration has been allocated based on estimated fair values as of the acquisition date.

Management determined that the acquisition of the operations of Bao Li from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau would allow the Company to rapidly expand its operations and network of junket agents and appeal to a wider number of gaming patrons which may increase revenues at the Company's other VIP gaming rooms.

The following is a summary of revenues, expenses and net income of Bao Li since the effective acquisition date (September 1, 2012) included in the consolidated results of operations for the Company during the year ended December 31, 2012:

Revenues	$10,267,456
Expenses	6,343,591
Net Income Attributable To Bao Li	$3,923,865

Transaction costs for the acquisition of Bao Li Gaming charged to operations for the year ended December 31, 2012 were $251,386.

The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Bao Li occurred on January 1 of each of the years presented.

	Pro Forma Consolidated For the Year Ended December 31, 2012	Pro Forma Consolidated For the Year Ended December 31, 2011
Revenue	$245,660,873	$268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$68,688,377	$77,606,097
Pro Forma Net Income Per Share
Basic	$1.62	$2.08
Diluted	$1.62	$2.01
Weighted average shares outstanding
Basic	42,324,462	37,371,426
Diluted	42,324,628	38,691,186

The pro forma summary information presented above reflects additional amortization expense of $3,125,472 and $4,688,208 for the years ended December 31, 2012 and 2011, respectively, as well as additional salary expense pursuant to the employment agreements of $216,000 and $324,000 for the years ended December 31, 2012 and 2011, respectively. Bao Li commenced operations during the year ended December 31, 2011.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 12 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of December 31, 2012 and 2011, 41,177,217 and 38,804,064 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011 and 3,103,000 ordinary shares related to achieving earnings targets in 2011 following the filing of the Annual Report on Form 20-F during the second quarter of 2012. The Company issued 520,000 ordinary shares in 2012 relating to King’s Gaming achieving earnings targets for the year ended December 31, 2011. AGRL did not achieve its performance targets, and King’s Gaming did not meet its Gross Profit Target for the year ended December 2012, and therefore no shares for achieving those performance targets will be issued.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation were issued on April 24, 2012.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Private Placement

On May 18, 2010, pursuant to certain Share Purchase Agreements dated as of April 15, 2010 (each a “Share Purchase Agreement” and together the “Share Purchase Agreements”) by and between AERL and 200 individual investors, the Company consummated the sale of 60,000 Ordinary Shares of the Company (the “Shares”) for a purchase price of $9.50 per share or an aggregate purchase price of $570,000. The sale of the Shares was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) pursuant to Regulation S under the Act due to the fact that the offering of the Shares was not made in the United States and that none of the investors were U.S. Persons (as defined in the Act).

Directors Compensation

All of the Company’s directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the years ended December 31, 2012, 2011 and 2010 were $547,000, $508,000 and $477,000, respectively.

Warrants

As of December 31, 2012 and 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2011	1,440,000	1,440,000	$5.64	2.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1. 5 years
Granted	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.5 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. The program expired on June 30, 2012. An aggregate of 26,300 ordinary shares were repurchased for an aggregate purchase price of $124,207 pursuant to the 2011 share repurchase program. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital.

The Board of Directors has established a share repurchase program, with an expiration date of June 30, 2013. The share repurchase program authorizes the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. During the year ended December 31, 2012, the Company repurchased an aggregate of 1,273,947 Ordinary Shares for an aggregate purchase price of $4,166,483 pursuant to the 2012 share repurchase program. Subsequent to the year ended December 31, 2012, the Company purchased the remaining 726,053 shares.. The Ordinary Shares have been retired and the purchase price was allocated to par value and additional paid in capital. In March 2013 The Board of Directors has established a new share repurchase program, which will expire on December 31, 2013. The share repurchase program authorizes the Company to purchase up to four million of its ordinary shares on the open market at prices to be determined by the Company’s management.

Dividend

During June 2011,  the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company’s 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. An additional dividend amounting to $7,529,000 was paid on April 18, 2012. On August 31, 2012, the Company paid a dividend of $5,093,128. The Company estimates an additional dividend will be declared and paid in 2013 amounting to $4,142,077.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at December 31, 2012 and 2011.

Ordinary Shares Reserved for Future Issuance

At December 31, 2012 and 2011, the Company has reserved 4,664,600 and 10,046,000 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2012	2011

Officer and Director Shares	149,600	200,000

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-AGRL	-	6,206,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	2,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	-

Total	4,664,600	10,046,000

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 13 — Commitments and Contingencies

Management Agreements

Day-to-day management and operation of the VIP gaming rooms is contracted by the Promoter Companies to Pak Si Management and Consultancy Limited of Macau (“Pak Si”) a related party management company that is responsible for hiring and managing all staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Sang Heng and Iao Pou, initially entered into one year agreements to provide such services with Pak Si, pursuant to which each of them paid Pak Si $155,000 per month, and King's Gaming paid approximately $77,500 per month for the VIP gaming room at the Venetian Hotel and Casino, from which Pak Si is responsible to pay all salaries, benefits and other expenses of operation.

Beginning in March 2011, the monthly payments were revised for Sang Heng, Iao Pou and King's Gaming, to $180,000, $103,000 and $103,000, respectively.  Beginning on May 15, 2011, Sang Heng entered into an additional management agreement with Pak Si for the management of the Iao Kun VIP gaming room located in the Galaxy Resort Macau for $180,000 per month, which was then transferred to Sang Lung. Beginning in September 2012, Bao Li entered into a management agreement with Pak Si for $103,000 per month.

Total expenses for Pak Si's services were $5,966,147, $5,305,258 and $3,732,650 during the years ended December 31, 2012, 2011 and 2010, respectively.  Amounts due to Pak Si as of December 31, 2012 and 2011 were $567,683 and $462,665, respectively and have been recorded in accrued expenses.

Employment Agreements

AGRL entered into employment agreements with five executive officers: Mr. Lam (Chairman of the Board), Leong Siak Hung (Chief Executive Officer), Li Chun Ming (Chief Financial Officer), Mr. Vong (Director), and Lam Chou In (Operating Officer) that became effective upon the closing of the acquisition of AGRL.  Upon the closing of the acquisition of King’s Gaming, AERL has entered into two additional employments contracts with Mr. Mok and Mr. Wong. Upon the closing of the acquisition of Bao Li, the Company entered into employment agreements with Mr. Lou and Mr. Lei. In February 2012 the Board amended the employment contracts with Leong Siak Hung, Li Chun Ming Raymond, Lam Man Pou, Vong Hon Kun, Ip Ching Wah, Lam Chou In, Mok Chi Hung and Wong Hon Meng effective January 1, 2012 to increase their respective annual salaries.

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2013	$860,590
2014	822,529
2015	489,402
2016	324,000
Total	$2,496,521

Each executive is entitled to paid vacation in accordance with AGRL’s policies and other customary benefits. The employment agreements provide that the executive, during the period of five years following the termination of his employment (three years in the case of Messrs. Leong and Li), shall not compete with AGRL or solicit any of its employees. The agreements with each of Liang Siak Hung, Li Chun Ming Raymond, Lam Man Pou, Vong Hon Kun and Lam Chou In contain provisions prohibiting the executives, during their respective terms of employment, from selling, hypothecating or otherwise transferring more than 20% of any Ordinary Shares that may be transferred to them by Spring Fortune from shares it received or receives as a result of the acquisition. If an executive’s employment is terminated for any reason prior to the expiration of the employment term, or if the executive breaches the confidentiality and non-competition and non-solicitation provisions of his employment agreement, the executive is obligated to transfer and assign to the Company all securities then held by him and all rights to receive securities in the future, which securities will be canceled.

Total compensation charged to operations during the years ended December 31, 2012, 2011 and 2010 related to these employment contracts were $1,063,256, $775,200 and $690,200, respectively.

Office Lease

The Company has office leases in Hong Kong and Macau for executive offices which expire in September and April, 2013 respectively.  Minimum future lease payments are $ 35,348 for the year ended December 31, 2013. Rent expense was $66,753, $38,976 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively.

Beginning in September 2012, the Company has adopted a new program to allow certain cash basis junket agents (non-marker) to share in the risk of wins and losses in the VIP gaming rooms. The maximum percentage of sharing that the junket agent may elect to share in the risk of wins and losses is limited to their percentage of rolling chip turnover during the previous month. The junket agent must make its election by the second day of the subsequent month and may elect from zero percent to the maximum percent. Based upon the participating junket agents during the month of January 2013, a total of approximately $809,000 will be recorded as additional commission expense in January 2013. Due to fluctuations in wins and losses as well as the junket agents’ participation, levels, the total amount of revenues and losses shared as well as their percentage of rolling chip turnover may fluctuate significantly.

Certain Risks and Uncertainties

The Group’s operations are dependent on the annual renewal of the gaming licenses by the Macau SAR to the Promoter Companies.  The tenure of the Promoter Companies acting as gaming promoters for the Casinos is subject to the Gaming Representative / Gaming Promoter Arrangements.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group receives all of their revenue from gaming patrons within the Asia-Pacific Region. If economic conditions in these areas were to decline materially or additional casino licenses to new Casino Operators were awarded in these locations, the Group’s consolidated results of operations could be materially affected.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The fiscal year end of the Company is December 31.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming and Bao Li Gaming acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements (“model”). Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 49% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming patrons without charge and is included in gross revenues and then deducted as promotional allowances incurred.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of the rolling chip turnover regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of the rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of the rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP gaming room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements were also based on 1.25% of the rolling chip turnover.  Management believed that this change in the revenue structure had reduced the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues were based only on the amount of the rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $18,149,348,000, $19,931,385,000 and $ 10,423,462,000 during the years ended December 31, 2012, 2011 and 2010, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a model. The decision to change from the fixed commission model to the model, was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a new program for junket agents that provide their own credit to gaming patrons, allowing the junket agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins. Win rate was 3.03% and 2.77% during the years ended December 31, 2012 and 2011 respectively.

Vip Gaming Room Cage and Marker Accounting [Policy Text Block]

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of December 31, 2012 and 2011, markers receivable amounted to $241,706,663 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2012	% of total markers receivable	December 31, 2011	% of total markers receivable
PRC
0-30 days	$40,749,342		$37,987,405
31-60 days	28,065,490		8,791,929
61-90 days	26,651,442		-
Greater than 90 days	4,012,489		-
Total	$99,478,763	41%	$46,779,334	19%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition of AGRL by AERL, Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms. The guarantees by Messrs. Lam and Vong do not cover markers receivable attributable to the junket agent networks of Mr, Mok or Mr. Lou, as described below. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Group’s existing and future VIP gaming rooms. Upon the acquisition of Bao Li Gaming, Mr. Lou guaranteed the collection of all markers receivable attributable to Mr. Lou and his network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Therefore, as of December 31, 2012, and 2011, management believes that an allowance for uncollectible markers receivable is not necessary.

Deferred Charges, Policy [Policy Text Block]

Deferred Offering Cost

Deferred offering costs, consisting of legal, accounting and filing fees relating to a proposed offering of Ordinary Shares on the Hong Kong Stock Exchange have been capitalized. The deferred offering costs will be offset against offering proceeds in the event the offering is successful. In the event the offering is unsuccessful or is abandoned, the deferred offering costs will be expensed.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit  payable, accrued expenses, and loan payable to shareholders the carrying values of these financial instruments, other than long-term loan payable to shareholders, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payables-King’s Gaming and Bao Li acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the current year.

Contingent	Fair Value	Valuation
Consideration	at 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.05 - $3.09

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the King’s Gaming and Bao Li Gaming acquisitions are the forecasted performance results of the operations of King’s Gaming and Bao Li Gaming and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

With the adoption of ASU 2011-04, there were no changes in valuation technique and related inputs resulting from the adoption of the new requirements.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk [Policy Text Block]

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2012	2011	2010
Numerator:
Net income for basic and diluted earnings per share	$70,119,242	$77,253,510	$32,966,865
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	913,194	3,012,500
- Weighted-average Director shares issued/ issuable	166	82	56
- Weighted average Unit Purchase Option	-	406,484	381,291
Denominator for diluted earnings per share	42,324,628	38,691,186	17,571,255
Basic earnings per share	$1.66	$2.07	$2.33
Diluted earnings per share	$1.66	$2.00	$1.88

During the fourth quarter of 2010, contingent Ordinary Shares of 12,050,000 for the AGRL 2010 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011 and have been included in the dilutive earnings per share based on the weighted average shares since the 4th quarter of 2010.

During the fourth quarter of 2011, contingent Ordinary Shares of 2,573,000 and 530,000 for the AGRL 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011. During the fourth quarter of 2011, contingent Ordinary Shares of 500,000 and 20,000 for the King’s Gaming 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011.

4,210,000 Ordinary Shares were to be issued within 30 days of the Company filing its Form 20-F for 2010 (filed on May 6, 2011) and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued for AGRL’s results in 2012. King’s Gaming did not meet its 2012 Gross Profit Target to exceed $7,380,000 and no incentive shares were issued.

In 2011, the Company decided that a portion of the Directors fees would be paid in Ordinary Shares. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy the Company’s obligations for 2011 and 2010 and have been included in basic and diluted earnings per share based on the weighted average shares for the years ended December 31, 2012, 2011 and 2010. A liability of approximately $209,000 and $346,000 is included in accrued expenses at December 31, 2012 and 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3.3 to 5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit . An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs, Policy [Policy Text Block]

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2012 and 2011, the Group incurred advertising costs of $158,436 and $100,196. The Group did not incur advertising or marketing expenses during the year ended December 31, 2010.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of December 31, 2012 and 2011, the Company has reserved a total of 60,610 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AERL and AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2012	December 31, 2011	December 31, 2010
Period end HK$:US$ exchange rate	$7.75	$7.78	$7.77
Average annual HK$:US$ exchange rate	$7.76	$7.78	$7.77

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks [Policy Text Block]

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Tax, Policy [Policy Text Block]

Income Taxes

Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As VIP gaming promoters, Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are subject to a tax on the amount of nonnegotiable chips wagered by gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as a cost of revenues.

Doowell and Champion Lion are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes. Doowell and Champion Lion are not subject to Korean Income tax because all promotion services are performed outside Korea. No provision for Korean Income tax has been made.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012 and 2011, there were no amounts that had been accrued with respect to uncertain tax positions.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications were made to prior years’ amounts to conform to the current period presentation. None of the reclassifications affected the net income of the prior years.
New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2012	% of total markers receivable	December 31, 2011	% of total markers receivable
PRC
0-30 days	$40,749,342		$37,987,405
31-60 days	28,065,490		8,791,929
61-90 days	26,651,442		-
Greater than 90 days	4,012,489		-
Total	$99,478,763	41%	$46,779,334	19%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the current year.

Contingent	Fair Value	Valuation
Consideration	at 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.05 - $3.09

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2012	2011	2010
Numerator:
Net income for basic and diluted earnings per share	$70,119,242	$77,253,510	$32,966,865
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	913,194	3,012,500
- Weighted-average Director shares issued/ issuable	166	82	56
- Weighted average Unit Purchase Option	-	406,484	381,291
Denominator for diluted earnings per share	42,324,628	38,691,186	17,571,255
Basic earnings per share	$1.66	$2.07	$2.33
Diluted earnings per share	$1.66	$2.00	$1.88

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2012	December 31, 2011	December 31, 2010
Period end HK$:US$ exchange rate	$7.75	$7.78	$7.77
Average annual HK$:US$ exchange rate	$7.76	$7.78	$7.77

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	December 31,	December 31,
	2012	2011

Gaming revenues receivable	$2,480,961	$1,240,142

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets as of December 31, 2012 and 2011 consist of the following:

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2012	Additions	Expense	Charge	Translation	2012
Amortized intangible assets:

Bad Debt Guarantee	$366,689	$122,381	$(97,044)	$-	$1,253	$393,279
Non-Compete Agreement	715,419	723,484	(89,542)	-	3,226	1,352,587
Profit Interest Agreement	53,901,829	45,016,159	(6,435,652)	-	222,861	92,705,197

Total amortized intangible assets	$54,983,937	$45,862,024	$(6,622,238)	$-	$227,340	$94,451,063

Goodwill	$14,992,009	$1,986,550	$-	$-	$59,202	$17,037,761

	Balance at				Foreign	Balance at
	January 1		Amortization	Impairment	Currency	December 31,
	2011	Additions	Expense	Charge	Translation	2011
Amortized intangible assets:

Bad Debt Guarantee	$451,991	$-	$(84,781)	$-	$(521)	$366,689
Non-Compete Agreement	781,450	-	(65,146)	-	(886)	715,418
Profit Interest Agreement	58,876,866	-	(4,908,277)	-	(66,759)	53,901,830

Total amortized intangible assets	$60,110,307	$-	$(5,058,204)	$-	$(68,166)	$54,983,937

Goodwill	$15,008,424	$-	$-	$-	$(16,415)	$14,992,009

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2013	$9,744,478
2014	9,744,478
2015	9,744,478
2016	9,651,265
2017	9,623,015
Thereafter	45,943,349
$94,451,063

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at December 31:

	2012	2011

Office Equipment	$1,507	$1,502
Furniture and Fixtures	4,417	4,400
Leasehold Improvements	22,140	22,054
	28,064	27,956
Less: Accumulated Depreciation	(14,366)	(1,101)
	$13,698	$26,855

Lines of Credit Payable (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2012	2011

Due to Casino Operators (A)	$34,799,982	$35,989,109
Due to Others (B)	-	10,281,454
	$34,799,982	$46,270,563

(A) Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung, King's Gaming (other amounts payable) and Bao Li Gaming (as of December 31, 2012) and are interest free and renewable monthly.

The Casino Operators have extended lines of credit totaling approximately $59,349,000 and $55,263,000 as of December 31, 2012 and 2011, respectively.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit for Sang Heng, Sang Lung and King’s Gaming are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  The line of credit for Bao Li Gaming is guaranteed by Mr. Lou and is secured by his personal check.

(B) Due to Others is a temporary advance from Mr. Lou, who was considered an unrelated third party in 2011. The amount is unsecured and interest free and was repaid on January 1, 2012.

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued Expenses consist of the following:

	December 31,	December 31,
	2012	2011

Commission payable-Junket Agents	$12,314,860	$14,545,733
Management fee payable-related party (Note 13)	567,684	462,665
Management and Directors' compensation	502,437	720,131
Others	706,742	428,910

	$14,091,723	$16,157,439

Acquisition of AGRL (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule Of Incentive Targets [Table Text Block]
In addition, Spring Fortune is entitled to receive additional Ordinary Shares of AERL stock for each of the years 2010, 2011 and 2012 in which AGRL, through the Promoter Companies, meets or exceeds the following net after tax income targets specified for such year in the Agreement (the “Incentive Targets”) as amended:

Year	Incentive Target	Incentive Shares
2010	$41,800,000 and above	12,050,000
2011	$65,000,000 and above	2,573,000
2012	$78,000,000 and above	2,573,000

Acquisition of King's Gaming Promotion Limited (Tables) (Kings Gaming [Member])	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
		Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

Schedule of Purchase Price Allocation [Table Text Block]

As of December 31, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2011	$50,857,564
Change in Fair Value of Contingent Consideration	(6,248,361)
Foreign Currency Translation Adjustment	(58,618)
Contingent Consideration as of December 31, 2011	$44,550,585
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	(3,057,600)
Change in Fair Value of Contingent Consideration	(14,612,297)
Foreign Currency Translation Adjustment	119,312
Contingent Consideration Payable as of December 31, 2012	$18,000,000

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2013*	$9,000,000
2014	9,000,000
Thereafter	-
$18,000,000

*Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.

Schedule Of Business Acquisition By Acquisition Income Loss [Table Text Block]

The following is a summary of revenues, expenses and net income of King’s since the effective acquisition date (November 1, 2010) included in the consolidated results of operations for the Company during the year ended December 31, 2010:

Revenues	$4,641,331
Expenses	3,240,158
Net Income Attributable To King’s	$1,401,173

Schedule of Condensed Income Statement [Table Text Block]

The following unaudited, pro forma consolidated and combined statements of operations have been prepared assuming that the acquisition of King's occurred on January 1 of each year presented.

	Pro Forma Consolidated	Pro Forma Combined	Pro Forma Combined
	For the Year Ended	For the Year	For the Year
	Ended December 31, 2010	Ended December 31, 2009	Ended December 31, 2008

Revenues	$145,392,594	$73,291,510	$55,684,509
Expenses	106,176,729	59,517,603	39,020,641

Pro Forma Net Income Attributable
To Ordinary Shareholders	$39,215,865	$13,773,907	$16,663,868

Pro Forma Net Income Per Share
Basic	$2.53	$1.16	$1.41
Diluted	$2.08	$1.16	$1.41

Weighted average shares outstanding
Basic	15,488,367	11,850,000	11,850,000
Diluted	18,882,214	11,850,000	11,850,000

Acquisition of Bao Li Gaming Promotion Limited (Tables) (Bao Li Gaming [Member])	12 Months Ended
Dec. 31, 2012
Bao Li Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Rolling Chip Turnover Target			Incremental
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000	*
2014	$2,500,000,000	$13,000,000	625,000	*
2015	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation [Table Text Block]

As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of September 12, 2012	$32,861,094
Change in Fair Value of Contingent Consideration	(554,403)
Foreign Currency Translation Adjustment	(11,710)
Contingent Consideration Payable as of December 31, 2012	$32,294,981

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2013	$-
2014	15,453,972
2015	16,841,009
$32,294,981

Schedule Of Business Acquisition By Acquisition Income Loss [Table Text Block]

The following is a summary of revenues, expenses and net income of Bao Li since the effective acquisition date (September 1, 2012) included in the consolidated results of operations for the Company during the year ended December 31, 2012:

Revenues	$10,267,456
Expenses	6,343,591
Net Income Attributable To Bao Li	$3,923,865

Schedule of Condensed Income Statement [Table Text Block]

The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Bao Li occurred on January 1 of each of the years presented.

	Pro Forma Consolidated For the Year Ended December 31, 2012	Pro Forma Consolidated For the Year Ended December 31, 2011
Revenue	$245,660,873	$268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$68,688,377	$77,606,097
Pro Forma Net Income Per Share
Basic	$1.62	$2.08
Diluted	$1.62	$2.01
Weighted average shares outstanding
Basic	42,324,462	37,371,426
Diluted	42,324,628	38,691,186

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

As of December 31, 2012 and 2011, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option as below.

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding January 1, 2011	1,440,000	1,440,000	$5.64	2.5 years
Granted	-	-	-	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1. 5 years
Granted	-
Redeemed	-	-	-	-
Exercised	-	-	-	-
Outstanding December 31, 2012	1,440,000	1,440,000	$5.64	.5 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]

At December 31, 2012 and 2011, the Company has reserved 4,664,600 and 10,046,000 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	2012	2011

Officer and Director Shares	149,600	200,000

Underwriter Warrants	1,440,000	1,440,000

Contingently Issuable Incentive Shares-AGRL	-	6,206,000

Contingently Issuable Incentive Shares-King's Gaming	1,200,000	2,200,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,875,000	-

Total	4,664,600	10,046,000

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]	Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:
2013	$860,590
2014	822,529
2015	489,402
2016	324,000
Total	$2,496,521

Organization and Business of Companies (Details Textual) (USD $)	12 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2009 Sang Heng [Member]	Sep. 30, 2009 Kings Gaming [Member]	Nov. 10, 2010 Kings Gaming [Member]	Jun. 30, 2011 Sang Lung [Member]	May 18, 2012 Jubilee Dynasty [Member]	Feb. 28, 2011 Bao Li Gaming [Member]	Sep. 05, 2012 Bao Li Gaming [Member]
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Acquire Right Percentage Of Profits					100.00%		100.00%		100.00%
Maximum Commission Percentage			1.25%	1.25%		1.25%		1.25%
Agreement Renewal Period	one year

Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Peoples Republic Of China [Member]
0-30 days	$ 40,749,342	$ 37,987,405
31-60 days	28,065,490	8,791,929
61-90 days	26,651,442	0
Greater than 90 days	4,012,489	0
Total	$ 99,478,763	$ 46,779,334
% of total markers receivable	41.00%	19.00%

Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
Fair Value at 12/31/2012	18,000,000
Kings Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Range (in percentage)	1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Range (in percentage)	15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Range (in percentage)	0.28%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Range (in percentage)	0.30%
Kings Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Range (in percentage)	2.95%
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Range (in percentage)	3.38%
Bao Li Gaming [Member]
Fair Value at 12/31/2012	32,294,981
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Range (in percentage)	5.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Range (in percentage)	19.00%
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Range (in percentage)	3.05%
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Range (in percentage)	3.09%

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income for basic and diluted earnings per share (in shares)	$ 70,119,242	$ 77,253,510	$ 32,966,865
Denominator:
- Weighted-average Ordinary Shares outstanding during the year (in shares)	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	913,194	3,012,500
- Weighted-average Director shares issued/ issuable (in shares)	166	82	56
- Weighted average Unit Purchase Option (in shares)	0	406,484	381,291
Denominator for diluted earnings per share (in shares)	42,324,628	38,691,186	17,571,255
Basic earnings per share (in dollars per share)	$ 1.66	$ 2.07	$ 2.33
Diluted earnings per share (in dollars per share)	$ 1.66	$ 2	$ 1.88

Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Period Ended [Member]
Foreign Currency Exchange Rate, Translation	7.75	7.78	7.77
Average Annual [Member]
Foreign Currency Exchange Rate, Translation	7.76	7.78	7.77

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 24, 2012	Dec. 31, 2011 Common Stock [Member]	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Iao Pou [Member]	Oct. 31, 2009 Sang Lung and King [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Bad Debt Guarantee [Member] Minimum [Member]	Dec. 31, 2012 Bad Debt Guarantee [Member] Maximum [Member]	Dec. 31, 2012 Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2012 Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2012 Profit Interest Agreement [Member] Minimum [Member]	Dec. 31, 2012 Profit Interest Agreement [Member] Maximum [Member]
Gain Loss Percentage Of Net Gaming																		40.25%	49.00%
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Commission Payment Percentage Of Rolling Chip Turnover			1.25%						1.25%	1.25%	1.25%	1.25%
Total Rolling Chip Turn Over				$ 18,149,348,000	$ 19,931,385,000	$ 10,423,462,000
Stock Issued During Period Shares New Issues Merger Agreement 1								12,050,000									12,050,000
Incentive Shares Received				2,573,000		18,256,000							500,000			2,573,000
Common Stock Incentive Shares Received				530,000	530,000								20,000			530,000
Stock Issued During Period Shares New Issues Merger Agreement 2								4,210,000							520,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a model.
Markers Receivable				241,706,663	240,131,089
Gaming Win Rate Percentage				3.03%	2.77%
Stock Issued During Period, Shares, Issued for Noncash Consideration		50,400
Directors Share Based Compensation Value				209,000	346,000
Advertising Expense				158,436	100,196
Diluted Common Stock Related To Underwriters				1,440,000
Unit Purchase Option Expiration Description				The UPO expires in 2013.
Directors Compensation Value Payable In Ordinary Shares				$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					200,000
Ordinary Shares Issuable To Directors and Key Management Employees				60,610	50,400		50,400
Finite-Lived Intangible Asset, Useful Life																				3 years 3 months 18 days	5 years 6 months	10 years 9 months 18 days	12 years 2 months 12 days	10 years 9 months 18 days	12 years 2 months 12 days
Performance Traget Description														Gross Profit Target to exceed $7,380,000
Percentage Of Rolling Tax Rate				0.01%

Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Gaming revenues receivable	$ 2,480,961	$ 1,240,142

Accounts Receivable (Details Textual)	Dec. 31, 2012	Dec. 31, 2011
Casino 1 [Member]
Accounts Receivable Percentage Of Total Receivables	32.00%	77.00%
Casino 2 [Member]
Accounts Receivable Percentage Of Total Receivables	26.00%	20.00%
Casino 3 [Member]
Accounts Receivable Percentage Of Total Receivables	42.00%	3.00%

Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	$ 54,983,937	$ 60,110,307
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	45,862,024	0
Amortized intangible assets:
- Amortization of Intangible Assets	(6,622,238)	(5,058,204)	(843,061)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	227,340	(68,166)
Intangible Assets Net Excluding Goodwill, Balance	94,451,063	54,983,937	60,110,307
Unamortized intangible assets:
Goodwill, Beginning Balance	14,992,009	15,008,424
Unamortized intangible assets:
Goodwill, Translation Adjustments	59,202	(16,415)
Unamortized intangible assets:
Additions To Goodwill Amount	1,986,550	0
Unamortized intangible assets:
Goodwill, Impairment Loss	0	0
Goodwill, Ending Balance	17,037,761	14,992,009	15,008,424
Bad Debt Guarantee [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	366,689	451,991
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	122,381	0
Amortized intangible assets:
- Amortization of Intangible Assets	(97,044)	(84,781)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	1,253	(521)
Intangible Assets Net Excluding Goodwill, Balance	393,279	366,689
Non Compete Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	715,418	781,450
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	723,484	0
Amortized intangible assets:
- Amortization of Intangible Assets	(89,542)	(65,146)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	3,226	(886)
Intangible Assets Net Excluding Goodwill, Balance	1,352,587	715,418
Profit Interest Agreement [Member]
Amortized intangible assets:
Intangible Assets Net Excluding Goodwill, Balance	53,901,830	58,876,866
Impairment of Intangible Assets, Finite-lived	0	0
Amortized intangible assets:
Additions To Intangible Assets Amount	45,016,159	0
Amortized intangible assets:
- Amortization of Intangible Assets	(6,435,652)	(4,908,277)
Amortized intangible assets:
Indefinite-lived Intangible Assets, Translation Adjustments	222,861	(66,759)
Intangible Assets Net Excluding Goodwill, Balance	$ 92,705,197	$ 53,901,830

Intangible Assets (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Net Excluding Goodwill	$ 94,451,063	$ 54,983,937	$ 60,110,307
2013 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2014 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2015 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2016 [Member]
Intangible Assets Net Excluding Goodwill	9,651,265
2017 [Member]
Intangible Assets Net Excluding Goodwill	9,623,015
Thereafter [Member]
Intangible Assets Net Excluding Goodwill	$ 45,943,349

Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
- Amortization of Intangible Assets	$ 6,622,238	$ 5,058,204	$ 843,061

Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 28,064	$ 27,956
Accumulated depreciation	(14,366)	(1,101)
Property Plant And Equipment Net	13,698	26,855
Office Equipment [Member]
Property, Plant and Equipment, Gross	1,507	1,502
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	4,417	4,400
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 22,140	$ 22,054

Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 13,250	$ 1,101	$ 0

Lines of Credit Payable (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Lines of Credit Payable	$ 34,799,982		$ 46,270,563
Due To Casino Operators [Member]
Lines of Credit Payable	34,799,982	[1]	35,989,109	[1]
Due To Others [Member]
Lines of Credit Payable	$ 0	[2]	$ 10,281,454	[2]

[1]	Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.
[2]	Due to Others is a temporary advance from Mr. Lou, who was considered an unrelated third party in 2011. The amount is unsecured and interest free and was repaid on January 1, 2012.

Lines of Credit Payable (Detail Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 59,349,000	$ 55,263,000

Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Management and Directors' compensation	$ 502,437	$ 720,131
Others	706,742	428,910
Accrued Expenses	14,091,723	16,157,439
Related Party [Member]
Management fee payable-related party (Note 13)	567,684	462,665
Junket Agents [Member]
Commission payable-Junket Agents	$ 12,314,860	$ 14,545,733

Loans Payable, Shareholders (Details Textual) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Apr. 18, 2011	Mar. 31, 2010	Feb. 02, 2010	Feb. 28, 2010 Messrs Lam and Vongs [Member]	Dec. 31, 2012 Messrs Lam and Vongs [Member]	Dec. 31, 2011 Messrs Lam and Vongs [Member]	Apr. 18, 2011 Messrs Lam and Vongs [Member]
Agreement Initiation Date						Feb 2, 2010
Loans Payable			$ 30,000,000	$ 45,000,000	$ 19,300,000				$ 60,000,000
Funding Advance Amount							62,214,078	62,641,619
Debt Instrument, Maturity Date	Apr 18, 2014
Convertible Debt Value Per Share		20
Convertible Debt		$ 3,000,000
Common Stock Closing Prices Description		Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.
Working Capital Description						This funding commitment terminates at the end of the fiscal quarter that AGRL's working capital is not less than $100,000,000.

Acquisition of AGRL (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Shares Issued	100,000
Agrl [Member]
Incentive Target Basis	78,000,000 and above	65,000,000 and above	41,800,000 and above
Incentive Shares Issued	2,573,000	2,573,000	12,050,000

Acquisition of AGRL (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended		12 Months Ended		12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2011	Dec. 31, 2009	Dec. 31, 2011 Mr Lam [Member]	Dec. 31, 2011 Mr Vong [Member]	Dec. 31, 2011 Leong Siak Hung [Member]	Dec. 31, 2011 Lam Chou [Member]	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2012 Agrl [Member]	Dec. 31, 2012 Spring Fortune [Member]	Dec. 31, 2011 Spring Fortune [Member]	Dec. 31, 2010 Spring Fortune [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Incentive Fee, Amount Paid																		$ 58,000,000	$ 49,500,000	$ 78,000,000	$ 65,000,000
Incentive Fee Amount Paid Two																		82,500,000	75,000,000	94,000,000	78,000,000
Incentive Shares Received		2,573,000		18,256,000							2,573,000				530,000	530,000	17,196,000
Common Stock Incentive Shares Received		530,000	530,000								530,000
Performance Fees			65,000,000
Common Stock Performance Shares Received			2,573,000
Additional Paid-in Capital		69,670,922	52,581,098
Retained Earnings		145,828,260	106,308,297								421
Shares Lock Up Release Percentage			20.00%
Stock Issued During Period, Shares, Acquisitions							2,940,000	3,940,000	16,000	2,860,000							4,210,000
Percentage Of Shares Issued	60.00%
Stock Issued During Period, Shares, New Issues	9,756,000														1,060,000
Incentive shares issued for 2010 net income target treated as dividend (in shares)												12,050,000					12,050,000
Incentive Target After Tax Income		94,000,000	78,000,000										41,800,000
Cash and Cash Equivalents		20,644,296	16,718,565	13,843,622		321,147								10,000,000
Additional Paid in Capital		$ 17,977,151
Common Stock, Shares, Outstanding																	10,350,000
Common Stock, Shares, Issued		41,177,217	38,804,064		16,260,000

Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Incentive Shares Issued	100,000
Additional Incentive Shares Issued			20,000
First Year [Member]
Incentive Fee, Amount Paid	6,150,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Second Year [Member]
Incentive Fee, Amount Paid	7,380,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Third Year [Member]
Incentive Fee, Amount Paid	8,860,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Fourth Year [Member]
Incentive Fee, Amount Paid	9,740,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Fifth Year [Member]
Incentive Fee, Amount Paid	10,720,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Sixth Year [Member]
Incentive Fee, Amount Paid	11,790,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Seventh Year [Member]
Incentive Fee, Amount Paid	12,970,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Eighth Year [Member]
Incentive Fee, Amount Paid	14,260,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Ninth Year [Member]
Incentive Fee, Amount Paid	15,690,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Tenth Year [Member]
Incentive Fee, Amount Paid	17,260,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]

[1]	For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

Acquisition of King's Gaming Promotion Limited (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 1,986,550
Business Acquisition, Purchase Price Allocation, Goodwill Amount		15,008,424
Estimated contingent purchase price	48,007,120
Kings Gaming [Member]
Estimated contingent purchase price	75,973,890
Kings Gaming [Member] | Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		12,446
Kings Gaming [Member] | Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		466,116
Kings Gaming [Member] | Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		792,304
Kings Gaming [Member] | Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		$ 59,694,600

Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration as of December 31, 2011	$ 12,057,600
Foreign Currency - Translation Adjustment	669,109	(64,634)	(41,534)
Contingent Consideration Payable as of December 31, 2012	9,000,000	12,057,600
Kings Gaming [Member]
Contingent Consideration as of December 31, 2011	44,550,585	50,857,564
Change in Fair Value of Contingent Consideration	(14,612,297)	(6,248,361)
Foreign Currency - Translation Adjustment	119,312	(58,618)
Cash Consideration Paid			(9,000,000)
Ordinary Shares Issued	(3,057,600)
Contingent Consideration Payable as of December 31, 2012	$ 18,000,000	$ 44,550,585

Acquisition of King's Gaming Promotion Limited (Details 3) (Kings Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
2013*	$ 9,000,000 [1]
2014	9,000,000
Thereafter	0
Total Contingent Consideration	$ 18,000,000

[1]	Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.

Acquisition of King's Gaming Promotion Limited (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses	$ 181,348,081	$ 179,570,303	$ 89,740,111
Net Income Attributable To King's	70,119,242	77,253,510	32,966,865
Kings Gaming [Member]
Revenues			4,641,331
Expenses			3,240,158
Net Income Attributable To King's			$ 1,401,173

Acquisition of King's Gaming Promotion Limited (Details 5) (Kings Gaming [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Kings Gaming [Member]
Revenues	$ 145,392,594	$ 73,291,510	$ 55,684,509
Expenses	106,176,729	59,517,603	39,020,641
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 39,215,865	$ 13,773,907	$ 16,663,868
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 2.53	$ 1.16	$ 1.41
Diluted (in dollars per share)	$ 2.08	$ 1.16	$ 1.41
Weighted average shares outstanding
Basic (in share)	15,488,367	11,850,000	11,850,000
Diluted (in share)	18,882,214	11,850,000	11,850,000

Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Dec. 31, 2012 Maximum [Member] Kings Gaming [Member]	Dec. 31, 2012 Minimum [Member] Kings Gaming [Member]
Profit Interest Purchase Agreement Initiation Date						Nov 10, 2010
Acquire Right Percentage Of Profit Interest						100.00%
Cash Consideration Paid						$ 9,000,000	$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital						27,000,000
Business Acquisition Installment Payment						9,000,000
Business Acquisition Minimum Gross Profit Requirement				6,150,000
Business Acquisition Installment Payment Description				9,000,000
Gross Profit				1.25
Incentive Shares Issued		100,000		700,000
Additional Incentive Shares Issued			20,000	10,000
Additional Gross Profit Target			2,000,000	1,000,000
Estimated contingent purchase price- Bao Li Gaming		48,007,120		75,973,890
Business Acquisition Common Stock Shares Issued						1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share						$ 10.74
Business Acquisition Common Stock Value						16,110,000
Payable-King's Gaming Acquisition-Contingent Purchase Price Obligation		9,000,000	12,057,600	18,000,000	44,550,585	50,857,564
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration				14,612,297	6,248,361	50,857,564
Commission Payment Percentage Of Rolling Chip Turnover	1.25%
Fixed Management Fee				77,500
Issue Of Comon Stock Subject To Gross Profit Target		500,000		1,500,000
Estimated Contingent Consideration						50,863,890
Business Acquisition, Cost of Acquired Entity, Transaction Costs						$ 241,730

Acquisition of Bao Li Gaming Promotion Limited (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares First Year - 2013	$ 2,500,000,000
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares Second Year - 2014	2,500,000,000
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares Third Year - 2015	2,500,000,000
Base EarnoutCash Payments Shares First Year - 2013	13,000,000
Base EarnoutCash Payments Shares Second Year - 2014	13,000,000
Base EarnoutCash Payments Shares Third Year - 2015	13,000,000
Base EarnoutShares First Year - 2013	625,000
Base EarnoutShares Second Year - 2014	625,000
Base EarnoutShares Third Year - 2015	625,000
Incremental Earnout Payment Shares First Year - 2013	0	[1]
Incremental Earnout Payment Shares Second Year - 2014	0	[1]
Incremental Earnout Payment Shares Third Year - 2015	$ 0	[1]

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Acquisition of Bao Li Gaming Promotion Limited (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 1,986,550
Estimated contingent purchase price- Bao Li Gaming	48,007,120
Bao Li Gaming [Member]
Estimated contingent purchase price- Bao Li Gaming	32,294,981	0	0
Bao Li Gaming [Member] | Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	12,520
Bao Li Gaming [Member] | Cash and Incentive Receivables [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	146,026
Bao Li Gaming [Member] | Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	122,381
Bao Li Gaming [Member] | Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	723,484
Bao Li Gaming [Member] | Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 45,016,159

Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Bao Li Gaming [Member]
Contingent Consideration as of December 31, 2011	$ 12,057,600			$ 32,861,094
Change in Fair Value of Contingent Consideration				(554,403)
Foreign currency translation adjustment	669,109	(64,634)	(41,534)	(11,710)
Contingent Consideration Payable as of December 31, 2012	$ 9,000,000	$ 12,057,600		$ 32,294,981

Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2012
Bao Li Gaming [Member]
2013	$ 0
2014	15,453,972
2015	16,841,009
Total Contingent Consideration	$ 32,294,981

Acquisition of Bao Li Gaming Promotion Limited (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses	$ 181,348,081	$ 179,570,303	$ 89,740,111
Net Income Attributable To King's	70,119,242	77,253,510	32,966,865
Bao Li Gaming [Member]
Revenues	10,267,456
Expenses	6,343,591
Net Income Attributable To King's	$ 3,923,865

Acquisition of Bao Li Gaming Promotion Limited (Details 5) (Bao Li Gaming [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bao Li Gaming [Member]
Revenue	$ 245,660,873	$ 268,394,076
Expenses	176,972,496	190,787,979
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 68,688,377	$ 77,606,097
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 1.62	$ 2.08
Diluted (in dollars per share)	$ 1.62	$ 2.01
Weighted average shares outstanding
Basic (in share)	42,324,462	37,371,426
Diluted (in share)	42,324,628	38,691,186

Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 12, 2012
Estimated contingent purchase price- Bao Li Gaming		$ 48,007,120
Business Acquisition Estimated Purchase Price Cash		15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares		32,861,094
Additional Amortization Expense		3,125,472	4,688,208
Annual Minimum Compensation For Terms Of Employment Agreements		216,000	324,000
Bao Li Gaming [Member]
Acquire Right Percentage Of Profit Interest	100.00%
Cash Consideration Paid					15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One					7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two					7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables					146,026
Earn Out Payment Agreement Description		In addition, as more fully set forth below, the Company is required to issue to the Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the "Base Earnout Payment"), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000, (the "Incremental Earnout Payment"). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller's rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Seller will not be entitled to receive any earnout payments.
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares		25,000,000
Base Earnout Cash Payments Shares		130,000
Base Earnout Shares		6,250
Estimated contingent purchase price- Bao Li Gaming		32,294,981	0	0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities		32,294,981
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		554,403
Business Acquisition, Cost of Acquired Entity, Transaction Costs		$ 251,386

Shareholders' Equity (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Warrant [Member]
Warrants Outstanding January 1, 2011	1,440,000	[1]	1,440,000	[1]
Warrants Outstanding, Granted	0	[1]	0	[1]
Warrants Outstanding, Redeemed	0	[1]	0	[1]
Warrants Outstanding, Exercised	0	[1]	0	[1]
Warrants Outstanding, December 31, 2011	1,440,000	[1]	1,440,000	[1]
Warrants Exercisable, Outstanding	1,440,000		1,440,000
Warrants Exercisable, Granted	0		0
Warrants Exercisable, Redeemed	0		0
Warrants Exercisable, Exercised	0		0
Warrants Exercisable, Outstanding December 31, 2012	1,440,000		1,440,000
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Weighted Average Exercise Price, Granted	$ 0		$ 0
Weighted Average Exercise Price, Redeemed	$ 0		$ 0
Weighted Average Exercise Price, Exercised	$ 0		$ 0
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Average Remaining Contractual Life, Outstanding	1 year 6 months		2 years 6 months
Average Remaining Contractual Life, Granted	0		0
Average Remaining Contractual Life, Redeemed	0		0
Average Remaining Contractual Life, Exercised	0 years 6 months		1 year 6 months

[1]	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.

Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	913,194	3,012,500
Agrl [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	6,206,000
Kings Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,200,000	2,200,000
Bao Li Gaming [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,875,000	0
Officer and Director [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	149,600	200,000
Underwriter Warrants [Member]
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	1,440,000	1,440,000

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended
	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Sep. 30, 2011	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2011	May 18, 2010
Common Stock, Shares Authorized								200,000,000	200,000,000
Common Stock, Par value (in dollars per share)								$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Issued for Cash					$ 60,000
Equity Issuance, Per Share Amount					$ 9.5
Common Stock, Value, Issued												570,000
Stock Issued During Period Shares New Issues One						3,103,000	12,050,000
Stock Issued During Period Shares New Issues Two							4,210,000
Common Stock, Shares, Issued								41,177,217	38,804,064		16,260,000
Directors Compensation In Cash								30,000
Directors Compensation In Common Stock Shares								20,000
Director Fees Charged To Operations								547,000	508,000	477,000
Repurchase Of Common Stock Shares		2,000,000						1,273,947
Share Repurchase Program Expired Date		Jun 30, 2012
Payments for Repurchase of Common Stock								4,166,483
Cash Dividend Description								During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company's financial results for the six months ending June 30, and, for each year after the release of the Company's annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company's non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company's 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description								The record date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend			7,529,000	3,880,406
Preferred Stock, Shares Authorized								1,150,000	1,150,000
Dividend paid	5,093,128							(12,622,128)	(3,880,406)	0
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)								0	913,194	3,012,500
Payments Of Additional Dividends								4,142,077
Subsequent Event [Member]
Repurchase Of Common Stock Shares								726,053
Common Stock [Member]
Repurchase Of Common Stock Shares		26,300
Payments for Repurchase of Common Stock		124,207
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)									4,210,000
Kings Gaming [Member]
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)									520,000
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)								1,200,000	2,200,000
Director and Key Management Compensation 2011 [Member]
Common Stock, Shares, Issued								31,604
Director and Key Management Compensation 2010 [Member]
Common Stock, Shares, Issued								18,796
Audit Committee Chairman [Member]
Additional Annual Cash Compensation								10,000
Audit Committee Other [Member]
Additional Annual Cash Compensation								5,000
Compensation and Nominating Committee Chairman [Member]
Additional Annual Cash Compensation								5,000
Compensation and Nominating Committee [Member]
Additional Annual Cash Compensation								3,000
Director [Member]
Directors Compensation In Cash For Atleast Hour								1,000
Directors Compensation In Cash For Less Than Hour								$ 500

Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2012
2013	$ 860,590
2014	822,529
2015	489,402
2016	324,000
Total	$ 2,496,521

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Sep. 30, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Sang Heng [Member]	Dec. 31, 2012 Sang Heng [Member]	Mar. 31, 2011 Iao Pou [Member]	Dec. 31, 2012 Iao Pou [Member]	Mar. 31, 2011 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]
Payment To Related Party Management Company								$ 155,000		$ 155,000		$ 77,500
Payment To Related Party Management Company Revised							180,000		103,000		103,000
Payment To Related Party Additional Management Agreement			180,000
Related Party Transaction, Expenses from Transactions with Related Party				5,966,147	5,305,258	3,732,650
Related Party Transaction, Due from (to) Related Party				567,683	462,665
Employment Contracts Total Compensation Charged To Operations				1,063,256	775,200	690,200
Capital Leases, Future Minimum Payments Due, Next Twelve Months				35,348
Operating Leases, Rent Expense				66,753	38,976	0
Management Fee, Amount Paid		103,000
Fees and Commissions, Transfer Agent	$ 809,000